Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000015185 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[1]
C000015185 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1]
C000015185 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1]
C000015185 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000015185 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
C000015185 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[1]
C000015185 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000015185 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000015185 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015185 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000015185 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015185 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015185 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000015185 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000015185 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015185 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015185 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015185 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015185 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015187 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[2]
C000015187 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[2]
C000015187 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[2]
C000015187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
C000015187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[2]
C000015187 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[2]
C000015187 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000015187 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000015187 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015187 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000015187 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015187 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015187 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000015187 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000015187 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015187 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015187 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015187 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015187 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000151934 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[3]
C000151934 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[3]
C000151934 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[3]
C000151934 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000151934 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
C000151934 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[3]
C000151934 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000151934 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000151934 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000151934 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000151934 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000151934 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000151934 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000151934 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000151934 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000151934 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000151934 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000151934 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000151934 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015189 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[4]
C000015189 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[4]
C000015189 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[4]
C000015189 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[4]
C000015189 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000015189 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[4]
C000015189 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[4]
C000015189 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000015189 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000015189 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000015189 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015189 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000015189 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000015189 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000015189 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000015189 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015189 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015189 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015189 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015076 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	76.20%	[5]
C000015076 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[5]
C000015076 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000015076 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000015076 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000015076 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000015076 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015076 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000015076 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000015076 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015076 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015076 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015076 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000015076 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015076 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015076 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000015076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015078 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	76.20%	[6]
C000015078 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[6]
C000015078 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000015078 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000015078 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000015078 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000015078 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015078 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000015078 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000015078 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015078 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015078 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015078 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000015078 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015078 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015078 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000015078 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015080 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	76.20%	[7]
C000015080 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[7]
C000015080 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000015080 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000015080 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000015080 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000015080 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000015080 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.10%
C000015080 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000015080 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000015080 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015080 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015080 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000015080 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015080 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000015080 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000015080 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.